Derivative Financial Instruments and Risk Management (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Balance at beginning of year, net of tax	$ (6)	$ (14)	$ (41)
Gains (losses) deferred during the year, net of tax	1	(1)	(6)
(Gains) losses reclassified to earnings, net of tax	(3)	9	33
Balance at end of year, net of tax	(8)	(6)	(14)
Beginning balance, tax	3	6	21
Gains (losses) deferred during the year, tax	0	0	1
(Gains) losses reclassified to earnings, tax	(1)	3	16
Ending balance, tax	$ 4	$ 3	$ 6